PIMCO CommodityRealReturn Strategy Portfolio Average Annual Total Returns - Institutional Class [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.77%	10.64%	5.73%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	19.07%	10.72%	6.70%